SCHEDULE OF RECONCILIATION OF THE STATUTORY FEDERAL INCOME TAX RATES (Details) - Key Mining Corp [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Federal statutory rate	21.00%	21.00%
Non-deductible item: stock based compensation	(0.40%)
Change in valuation allowance	(20.60%)	(21.00%)
Effective income tax rate